Securities - Debt Securities, Available-for-Sale (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	$ 1,402,600	$ 1,506,653	$ 1,537,420	$ 1,589,255
Gross Unrealized Gains	69	332	162	27,648
Gross Unrealized Losses	150,479	144,200	165,825	11,222
Fair value	1,252,190	1,362,785	1,371,757	1,605,681
U.S. Treasuries and government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	197,592	197,875	198,154	185,085
Gross Unrealized Gains	0	0	0	98
Gross Unrealized Losses	22,195	19,456	23,161	742
Fair value	175,397	178,419	174,993	184,441
Obligations of states and municipalities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	538,194	547,896	550,590	651,000
Gross Unrealized Gains	28	44	12	20,285
Gross Unrealized Losses	82,360	79,578	96,695	5,718
Fair value	455,862	468,362	453,907	665,567
Residential mortgage backed - agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	47,340	56,991	57,883	63,568
Gross Unrealized Gains	0	20	14	372
Gross Unrealized Losses	5,350	4,341	4,836	1,153
Fair value	41,990	52,670	53,061	62,787
Residential mortgage backed - non-agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	323,519	349,123	365,983	245,794
Gross Unrealized Gains	13	12	2	863
Gross Unrealized Losses	27,428	27,985	26,690	2,349
Fair value	296,104	321,150	339,295	244,308
Commercial mortgage backed - agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	37,558	59,409	61,810	78,830
Gross Unrealized Gains	25	58	75	411
Gross Unrealized Losses	1,497	1,635	1,952	358
Fair value	36,086	57,832	59,933	78,883
Commercial mortgage backed - non-agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	172,286	190,542	191,709	170,048
Gross Unrealized Gains	0	97	10	2,492
Gross Unrealized Losses	7,979	7,414	8,420	336
Fair value	164,307	183,225	183,299	172,204
Asset-backed
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	76,611	95,317	101,791	192,930
Gross Unrealized Gains	3	101	49	3,127
Gross Unrealized Losses	2,135	2,819	3,214	532
Fair value	74,479	92,599	98,626	195,525
Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	9,500	9,500	9,500	2,000
Gross Unrealized Gains	0	0	0	0
Gross Unrealized Losses	1,535	972	857	34
Fair value	$ 7,965	$ 8,528	$ 8,643	$ 1,966